Schedule of Investments (unaudited) September 30, 2019	BlackRock 2022 Global Income Opportunity Trust (BGIO) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities — 17.1%
Ajax Mortgage Loan Trust, Series 2017-D, Class A, 3.75%, 12/25/57(a)	USD	188	$193,419
ALM VI Ltd., Series 2012-6A, Class DR3, (3 mo. LIBOR US + 5.05%), 7.35%, 07/15/26(a)(b)		1,000	947,360
ALM VII Ltd., Series 2013-7R2A, Class CR2, (3 mo. LIBOR US + 3.00%), 5.30%, 10/15/27(a)(b)		500	482,025
Anchorage Capital CLO Ltd., Series 2014-4RA, Class D, (3 mo. LIBOR US + 2.60%), 4.86%, 01/28/31(a)(b)		1,000	937,233
Apidos CLO XVIII, Series 2018-18A, Class E, (3 mo. LIBOR US + 5.70%), 7.98%, 10/22/30(a)(b)		1,000	910,328
Apidos CLO XXI, Series 2015-21A, Class DR, (3 mo. LIBOR US + 5.20%), 7.50%, 07/18/27(a)(b)		500	475,633
Ares XXXIV CLO Ltd., Series 2015-2A, Class E2, (3 mo. LIBOR US + 5.20%), 7.46%, 07/29/26(a)(b)		1,000	993,649
Ares XXXVII CLO Ltd., Series 2015-4A, Class DR, (3 mo. LIBOR US + 6.15%), 8.15%, 10/15/30(a)(b)		250	236,458
Benefit Street Partners CLO II Ltd., Series 2013-IIA, Class CR, (3 mo. LIBOR US + 3.70%), 6.00%, 07/15/29(a)(b)		1,500	1,488,323
CarVal CLO II Ltd., Series 2019-1A, Class E, (3 mo. LIBOR US + 6.75%), 9.03%, 04/20/32(a)(b)		250	241,674
Cedar Funding VI CLO Ltd., Series 2016-6A(a)(b):
Class DR, (3 mo. LIBOR US + 3.00%), 5.28%, 10/20/28		1,000	955,016
Class ER, (3 mo. LIBOR US + 5.90%), 8.18%, 10/20/28		250	233,696
Conseco Finance Corp., Series 2001-D, Class B1, (1 mo.LIBOR US + 2.50%), 4.42%, 11/15/32(b)		1,147	1,115,188
Conseco Finance Securitizations Corp., Series 2002-1, Class M2, 9.55%, 12/01/33(c)		2,500	2,654,314
Credit-Based Asset Servicing & Securitization LLC, Series 2006-MH1, Class B1, 6.25%, 10/25/36(a)		1,000	1,031,590
CWABS Asset-Backed Certificates Trust, Series 2005-17, Class 1AF4, 6.05%, 05/25/36		809	827,756
Deutsche Financial Capital Securitization LLC, Series 1991-I, Class M, 6.80%, 04/15/28		929	972,699

Security		Par (000)	Value

Asset-Backed Securities (continued)
Elevation CLO Ltd., Series 2014-3A, Class DR, (3 mo. LIBOR US + 3.65%), 5.95%, 10/15/26(a)(b)	USD	410	$408,844
First Franklin Mortgage Loan Trust, Series 2006-FF16, Class 2A3, (1 mo. LIBOR US + 0.14%), 2.16%, 12/25/36(b)		633	361,093
Galaxy CLO XXIX Ltd., Series 2018-29A, Class D, (3 mo. LIBOR US + 2.40%), 4.56%, 11/15/26(a)(b)		750	739,057
GoldenTree Loan Opportunities IX Ltd., Series 2014-9A, Class ER2, (3 mo. LIBOR US + 5.66%), 7.92%, 10/29/29(a)(b)		500	473,712
Highbridge Loan Management Ltd., Series 5A-2015, Class ERR, (3 mo. LIBOR US + 6.00%), 8.30%, 10/15/30(a)(b)		500	447,172
Lehman ABS Manufactured Housing Contract Trust, Series 2002-A, Class C, 0.00%, 06/15/33		2,076	1,763,245
Long Beach Mortgage Loan Trust(b):
Series 2006-4, Class 2A4, (1 mo. LIBOR US + 0.26%), 2.28%, 05/25/36		826	365,928
Series 2006-5, Class 2A3, (1 mo. LIBOR US + 0.15%), 2.17%, 06/25/36		1,070	577,115
Series 2006-7, Class 2A3, (1 mo. LIBOR US + 0.16%), 2.18%, 08/25/36		1,698	941,461
Series 2006-7, Class 2A4, (1 mo. LIBOR US + 0.24%), 2.26%, 08/25/36		1,698	960,369
Series 2006-9, Class 2A3, (1 mo. LIBOR US + 0.16%), 2.18%, 10/25/36		1,520	646,286
Madison Park Funding X Ltd., Series 2012-10A, Class DR2, (3 mo. LIBOR US + 3.25%), 5.53%, 01/20/29(a)(b)		550	540,276
Madison Park Funding XVI Ltd., Series 2015-16A, Class C, (3 mo. LIBOR US + 3.70%), 5.98%, 04/20/26(a)(b)		1,000	997,040
Madison Park Funding XXV Ltd., Series 2017-25A, Class D, 8.38%, 04/25/29(a)(c)		500	470,857
Madison Park Funding XXX Ltd., Series 2012-30X, Class C, 6.95%, 04/15/29(c)		250	232,440
Mariner CLO LLC, Series 2018-1A, Class E, 9.43%, 04/30/32(a)(c)		250	238,798

1

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock 2022 Global Income Opportunity Trust (BGIO) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities (continued)
Merrill Lynch Mortgage Investors Trust, Series 2006-OPT1, Class M1, (1 mo. LIBOR US + 0.26%), 2.28%, 08/25/37(b)	USD	1,567	$801,992
Nationstar HECM Loan Trust, Series 2019-1A, Class M4, 5.80%, 06/25/29(a)(c)		750	755,263
Neuberger Berman CLO XV, Series 2013-15A, Class DR, (3 mo. LIBOR US + 3.05%), 5.35%, 10/15/29(a)(b)		1,000	942,874
OCP CLO Ltd., Series 2016-12A, Class CR, (3 mo. LIBOR US + 3.00%), 5.30%, 10/18/28(a)(b)		250	240,366
OHA Credit Partners IX Ltd., Series 2013-9A, Class DR, 5.58%, 10/20/25(a)(c)		1,000	999,951
OZLM Funding Ltd., Series 2012-1A, Class CR2, (3 mo. LIBOR US + 3.60%), 5.88%, 07/22/29(a)(b)		250	244,012
OZLM XIV Ltd., Series 2015-14A, Class CR, (3 mo. LIBOR US + 3.00%), 5.30%, 01/15/29(a)(b)		1,000	964,630
Palmer Square Loan Funding Ltd., Series 2018-4A, Class C, (3 mo. LIBOR US + 2.55%), 4.71%, 11/15/26(a)(b)		1,800	1,714,427
Park Avenue Institutional Advisers CLO Ltd., Series 2016-1A, Class DR, (3 mo. LIBOR US + 5.85%), 8.00%, 08/23/31(a)(b)		500	451,715
Regatta VI Funding Ltd., Series 2016-1A, Class DR, (3 mo. LIBOR US + 2.70%), 4.98%, 07/20/28(a)(b)		500	475,445
Rockford Tower CLO Ltd.(a):
Series 2017-1A, Class D, (3 mo. LIBOR US + 3.25%), 5.25%, 04/15/29(b)		1,000	993,074
Series 2017-3A, Class D, (3 mo. LIBOR US + 2.65%), 4.93%, 10/20/30(b)		420	390,474
Series 2017-3A, Class SUB, 0.00%, 10/20/30(c)		250	220,892
Series 2018-1A, Class SUB, 0.00%, 05/20/31(c)		250	208,815
Series 2018-2A, Class SUB, 0.00%, 10/20/31(c)		250	213,535
TICP CLO XII Ltd., Series 2018-12A, Class E, (3 mo. LIBOR US + 5.50%), 7.50%, 01/15/31(a)(b)		1,000	972,278
TRESTLES CLO II Ltd., Series 2018-2A, Class D, (3 mo. LIBOR US + 5.75%), 8.03%, 07/25/31(a)(b)		250	223,625

Security		Par (000)	Value

Asset-Backed Securities (continued)
West CLO Ltd., Series 2013-1A, Class C, (3 mo. LIBOR US + 3.65%), 5.86%, 11/07/25(a)(b)	USD	1,000	$999,826
Westcott Park CLO Ltd., Series 2016-1A, Class DR, (3 mo. LIBOR US + 3.25%), 5.53%, 07/20/28(a)(b)		250	245,071

Total Asset-Backed Securities — 17.1% (Cost — $37,505,888)			36,918,319

Corporate Bonds — 64.4%

Argentina — 1.1%
Generacion Mediterranea SA/Generacion Frias SA/Central Termica Roca SA, 9.63%, 07/27/23(a)		1,078	565,950
Stoneway Capital Corp., 10.00%, 03/01/27(a)(d)		1,340	767,923
Telecom Argentina SA, 8.00%, 07/18/26(a)		429	371,353
YPF SA (Argentina Deposit Rates Badlar Pvt Banks + 4.00%), 61.19%, 07/07/20(b)		2,788	643,718

			2,348,944

Australia — 0.1%
Santos Finance Ltd., 5.25%, 03/13/29		200	216,227

Brazil — 4.3%
Gol Finance, Inc., 7.00%, 01/31/25(a)(d)		1,000	975,156
JBS Investments II GmbH, 5.75%, 01/15/28(a)		658	685,307
MARB BondCo PLC:
7.00%, 03/15/24		200	208,500
6.88%, 01/19/25(a)(d)		1,357	1,418,743
Minerva Luxembourg SA, 6.50%, 09/20/26(a)		557	578,096
Oi SA, (8.00% Cash or 4.00% PIK), 10.00%, 07/27/25(e)		615	563,494
Petrobras Global Finance BV:
5.30%, 01/27/25		630	687,645
8.75%, 05/23/26(d)		659	843,026
7.38%, 01/17/27		50	60,391
6.00%, 01/27/28(d)		706	786,131
7.25%, 03/17/44		460	549,844
Rumo Luxembourg Sarl, 7.38%, 02/09/24(a)		928	997,600

2

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock 2022 Global Income Opportunity Trust (BGIO) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Brazil (continued)
Suzano Austria GmbH, 6.00%, 01/15/29(d)	USD	861	$929,449

			9,283,382

Canada — 1.5%
Brookfield Residential Properties, Inc./Brookfield Residential US Corp., 6.25%, 09/15/27(a)		312	313,560
Hammerhead Resources, Inc., Series AI, 9.00%, 07/10/22		1,500	1,335,000
NOVA Chemicals Corp., 5.25%, 06/01/27(a)(d)		1,495	1,556,071

			3,204,631

Chile — 1.2%
Celeo Redes Operacion Chile SA, 5.20%, 06/22/47(a)(d)		735	815,859
Geopark Ltd., 6.50%, 09/21/24(a)(d)		1,000	1,025,937
Latam Finance Ltd., 6.88%, 04/11/24(a)(d)		645	679,250

			2,521,046

China — 5.4%
21Vianet Group, Inc., 7.88%, 10/15/21		200	201,970
Anton Oilfield Services Group, 9.75%, 12/05/20		200	205,437
Central China Real Estate Ltd.:
7.33%, 01/27/20		200	199,000
6.75%, 11/08/21(f)		200	196,196
CFLD Cayman Investment Ltd.:
8.63%, 02/28/21		200	204,000
8.60%, 04/08/24		200	197,938
China Aoyuan Group Ltd.:
7.50%, 05/10/21		200	204,370
8.50%, 01/23/22		200	208,500
7.95%, 02/19/23		400	409,000
China Evergrande Group:
7.00%, 03/23/20		200	196,500
9.50%, 04/11/22		235	214,731
4.25%, 02/14/23	HKD	4,000	447,516
China SCE Group Holdings Ltd.:
7.45%, 04/17/21	USD	300	304,143
7.25%, 04/19/23		200	194,250
China Singyes Solar Technologies Holdings Ltd., 7.95%, 02/15/20(g)(h)		300	245,250
CIFI Holdings Group Co. Ltd., 5.50%, 01/23/22		400	395,000
Country Garden Holdings Co. Ltd., 6.15%, 09/17/25		200	204,000
Easy Tactic Ltd.:
9.13%, 07/28/22		200	203,596
8.63%, 02/27/24		200	192,000
8.13%, 07/11/24		200	187,712

Security		Par (000)	Value

China (continued)
Excel Capital Global Ltd., 7.00%(i)(j)	USD	200	$203,836
Fantasia Holdings Group Co. Ltd.:
8.38%, 03/08/21		200	186,563
11.75%, 04/17/22		200	188,566
Future Land Development Holdings Ltd., 7.50%, 01/22/21		200	191,625
Golden Wheel Tiandi Holdings Co. Ltd., 7.00%, 01/18/21		200	180,375
Greenland Global Investment Ltd. (3 mo. LIBOR US + 4.85%), 6.96%, 09/26/21(b)		200	203,205
Guangxi Financial Investment Group Co. Ltd., 5.75%, 01/23/21		200	191,730
Hilong Holding Ltd., 8.25%, 09/26/22		200	202,000
Huachen Energy Co. Ltd., 6.63%, 05/18/20		300	173,531
Jingrui Holdings Ltd., 9.45%, 04/23/21		200	183,538
KWG Group Holdings Ltd., 7.88%, 09/01/23		200	199,000
Logan Property Holdings Co. Ltd., 6.50%, 07/16/23		200	198,313
Powerlong Real Estate Holdings Ltd.:
5.95%, 07/19/20		200	198,934
6.95%, 04/17/21		300	298,857
Prime Bloom Holdings Ltd., 6.95%, 07/05/22		200	133,037
Redco Properties Group Ltd., 13.50%, 01/21/20		200	201,000
Rock International Investment Co., 6.63%, 03/27/20		350	260,557
Ronshine China Holdings Ltd.:
8.75%, 10/25/22		200	199,500
8.95%, 01/22/23		200	198,750
Scenery Journey Ltd., 11.00%, 11/06/20		200	199,750
Shandong Iron And Steel Xinheng International Co. Ltd., 6.50%, 06/14/21		200	201,313
Sunac China Holdings Ltd., 7.25%, 06/14/22		200	194,750
Times China Holdings Ltd., 7.63%, 02/21/22		200	204,750
Wanda Group Overseas Ltd., 7.50%, 07/24/22		200	195,750
Yankuang Group Cayman Ltd., 4.75%, 11/30/20		200	200,996
Yanlord Land HK Co. Ltd., 6.80%, 02/27/24		200	205,438
Yuzhou Properties Co. Ltd.:
7.90%, 05/11/21		700	712,250
8.63%, 01/23/22		200	205,500
Zhejiang Baron BVI Co. Ltd., 6.80%, 08/27/21		200	200,500

3

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock 2022 Global Income Opportunity Trust (BGIO) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

China (continued)
Zhenro Properties Group Ltd.:
12.50%, 01/02/21	USD	200	$210,437
9.15%, 03/08/22		200	199,500
8.70%, 08/03/22(f)		200	197,000

			11,731,960

Colombia — 2.1%
Avianca Holdings SA/Avianca Leasing LLC/Grupo Taca Holdings Ltd.:
8.38%, 05/10/20		557	520,447
8.38%, 05/10/20(a)		400	373,750
Credivalores-Crediservicios SAS, 9.75%, 07/27/22(a)		400	397,750
Empresas Publicas de Medellin ESP, 4.25%, 07/18/29(a)		505	528,735
Frontera Energy Corp., 9.70%, 06/25/23(a)(d)		2,000	2,114,375
Gilex Holding Sarl, 8.50%, 05/02/23(a)		214	229,517
Gran Tierra Energy International Holdings Ltd., 6.25%, 02/15/25(a)		400	357,000

			4,521,574

Czech Republic — 0.1%
Residomo SRO, 3.38%, 10/15/24	EUR	100	112,605

Denmark — 0.3%
DKT Finance ApS, 7.00%, 06/17/23		480	559,710

Dominican Republic — 0.4%
Aeropuertos Dominicanos Siglo XXI SA, 6.75%, 03/30/29(a)(d)	USD	928	971,790

France — 1.4%
Altice France SA, 2.50%, 01/15/25(f)	EUR	200	221,260
BNP Paribas SA (5 year USD Swap + 1.48%), 4.38%, 03/01/33(d)(i)	USD	800	843,765
BPCE SA, 5.15%, 07/21/24(a)(d)		600	657,004
Credit Agricole SA (5 year USD Swap + 1.64%), 4.00%, 01/10/33(a)(i)		750	775,642
Orano SA, 3.38%, 04/23/26	EUR	200	234,328
Parts Europe SA (3 mo. EURIBOR + 5.50%), 5.50%, 05/01/22(b)		101	110,085
Picard Groupe SAS (3 mo. EURIBOR + 3.00%), 3.00%, 11/30/23(b)		100	106,763

			2,948,847

Germany — 0.8%
ADLER Real Estate AG, 3.00%, 04/27/26		100	115,150
Bayer AG (5 year EUR Swap + 2.55%), 3.75%, 07/01/74(i)		200	232,691
IHO Verwaltungs GmbH, (4.38% PIK), 3.63%, 05/15/25(e)		100	112,810
Merck KgaA (EURIBOR ICE Swap + 2.94%), 2.88%, 06/25/79(i)		400	467,589

Security		Par (000)	Value

Germany (continued)
Summit Properties Ltd., 2.00%, 01/31/25	EUR	100	$104,646
thyssenkrupp AG:
1.88%, 03/06/23		185	201,439
2.88%, 02/22/24		364	408,643

			1,642,968

Guatemala — 0.5%
Central American Bottling Corp., 5.75%, 01/31/27(a)(d)	USD	626	661,017
Energuate Trust, 5.88%, 05/03/27(a)		503	503,629

			1,164,646

Hong Kong — 0.2%
Coastal Emerald Ltd., 5.95%, 01/13/20		200	201,500
New Lion Bridge Co. Ltd., 9.75%, 10/10/20		200	178,750
Pearl Holding III Ltd., 9.50%, 12/11/22		200	145,000

			525,250

India — 0.6%
Greenko Mauritius Ltd., 6.25%, 02/21/23		200	203,000
Jubilant Pharma Ltd., 6.00%, 03/05/24		200	206,159
ReNew Power Ltd.:
6.45%, 09/27/22		200	202,375
6.67%, 03/12/24		200	202,562
Vedanta Resources Ltd., 7.13%, 05/31/23		500	493,906

			1,308,002

Indonesia — 0.4%
Alam Synergy Pte Ltd., 11.50%, 04/22/21		200	211,688
JGC Ventures Pte Ltd., 10.75%, 08/30/21		200	212,124
Medco Straits Services Pte Ltd., 8.50%, 08/17/22		200	214,312
Perusahaan Listrik Negara PT, 4.88%, 07/17/49		200	215,000

			853,124

Ireland — 1.5%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
4.13%, 05/15/23	EUR	100	111,175
6.00%, 02/15/25(a)(d)	USD	1,000	1,045,600
4.75%, 07/15/27	GBP	140	175,986
Bank of Ireland Group PLC (5 year CMT + 2.50%), 4.13%, 09/19/27(i)	USD	500	489,670
C&W Senior Financing DAC, 6.88%, 09/15/27(a)(d)		841	871,486
Virgin Media Receivables Financing Notes II DAC, 5.75%, 04/15/23	GBP	110	138,632

4

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock 2022 Global Income Opportunity Trust (BGIO) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Ireland (continued)
Zurich Finance Ireland Designated Activity Co., 1.63%, 06/17/39	EUR	280	$341,901

			3,174,450

Italy — 1.5%
Assicurazioni Generali SpA (3 mo. EURIBOR + 5.35%), 5.00%, 06/08/48(i)		500	638,221
Buzzi Unicem SpA, 2.13%, 04/28/23		100	115,098
International Game Technology PLC, 4.75%, 02/15/23		100	120,303
Nexi Capital SpA, 4.13%, 11/01/23		100	111,832
Rossini Sarl, 6.75%, 10/30/25		200	240,258
Sisal Group SpA, 7.00%, 07/31/23		100	112,766
Telecom Italia Capital SA, 6.38%, 11/15/33	USD	385	423,500
Telecom Italia SpA:
1.13%, 03/26/22(k)	EUR	100	109,487
4.00%, 04/11/24		100	119,976
UniCredit SpA:
6.57%, 01/14/22(a)(d)	USD	700	750,871
(5 year EUR Swap + 2.40%), 2.00%, 09/23/29(i)	EUR	400	434,480

			3,176,792

Japan — 0.2%
SoftBank Group Corp.:
4.00%, 04/20/23		200	233,086
4.75%, 07/30/25		100	120,411

			353,497

Jersey — 0.1%
LHC3 PLC, (4.13% Cash or 4.88% PIK), 4.13%, 08/15/24(e)		240	272,012

Luxembourg — 0.8%
Altice Financing SA, 6.63%, 02/15/23(a)	USD	200	205,250
ContourGlobal Power Holdings SA:
3.38%, 08/01/23	EUR	100	112,914
4.13%, 08/01/25		100	115,370
Garfunkelux Holdco 3 SA, 7.50%, 08/01/22		100	103,598
INEOS Group Holdings SA, 5.38%, 08/01/24		100	111,558
Intelsat Jackson Holdings SA:
5.50%, 08/01/23	USD	632	589,593
8.50%, 10/15/24(a)		234	235,682
Intelsat SA, 4.50%, 06/15/25(k)		94	138,011

Security		Par (000)	Value

Luxembourg (continued)
Telenet Finance VI Luxembourg SCA, 4.88%, 07/15/27	EUR	70	$84,276

			1,696,252

Mexico — 3.0%
Axtel SAB de CV, 6.38%, 11/14/24(a)(d)	USD	1,000	1,030,938
BBVA Bancomer SA, 6.75%, 09/30/22(a)		500	544,844
Cemex SAB de CV, 3.13%, 03/19/26	EUR	200	223,157
Controladora Mabe SA de CV, 5.60%, 10/23/28(a)	USD	444	477,161
Cydsa SAB de CV, 6.25%, 10/04/27(a)(d)		800	813,250
Grupo Posadas SAB de CV, 7.88%, 06/30/22(a)(d)		1,000	998,750
Orbia Advance Corp SAB de CV, 5.50%, 01/15/48(a)		460	463,450
Petroleos Mexicanos:
6.50%, 03/13/27		417	433,198
5.35%, 02/12/28		119	113,868
Trust F/1401, 6.95%, 01/30/44		1,192	1,379,367

			6,477,983

Mongolia — 0.1%
Mongolian Mortgage Corp. Hfc LLC, 9.75%, 01/29/22		200	197,438

Netherlands — 2.3%
ABN AMRO Bank NV (5 year USD Swap + 2.20%), 4.40%, 03/27/28(i)		800	824,152
ASR Nederland NV (5 year EUR Swap + 4.00%), 3.38%, 05/02/49(i)	EUR	130	153,560
ING Groep NV (5 year USD ICE Swap + 1.94%), 4.70%, 03/22/28(i)	USD	800	838,131
InterXion Holding NV, 4.75%, 06/15/25	EUR	100	118,123
NN Group NV (3 mo. EURIBOR + 4.95%), 4.63%, 01/13/48(i)		500	634,406
OCI NV, 5.00%, 04/15/23		180	205,309
Summer BidCo BV, (9.0% Cash or 9.75% PIK), 9.00%, 11/15/25(e)		100	114,645
United Group BV, 4.88%, 07/01/24		440	498,675

5

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock 2022 Global Income Opportunity Trust (BGIO) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Netherlands (continued)
Ziggo BV, 5.50%, 01/15/27(a)(d)	USD	1,540	$1,604,988

			4,991,989

Panama — 0.1%
Promerica Financial Corp., 9.70%, 05/14/24(a)		200	211,563

Peru — 0.7%
Nexa Resources SA, 5.38%, 05/04/27(a)		1,350	1,428,469

Portugal — 0.3%
EDP — Energias de Portugal SA (5 year EUR Swap + 4.29%), 4.50%, 04/30/79(i)	EUR	500	603,560

Saudi Arabia — 0.4%
Saudi Arabian Oil Co., 3.50%, 04/16/29(a)	USD	215	224,406
Saudi Electricity Global Sukuk Co. 3, 5.50%, 04/08/44		600	717,000

			941,406

Singapore — 0.6%
Mulhacen Pte Ltd., (6.5% Cash or 7.25% PIK), 6.50%, 08/01/23(e)	EUR	310	279,811
Puma International Financing SA, 5.13%, 10/06/24(a)	USD	1,000	956,250

			1,236,061

South Africa — 0.2%
Gold Fields Orogen Holdings BVI Ltd., 5.13%, 05/15/24(a)		254	268,446
Sappi Papier Holding GmbH, 4.00%, 04/01/23	EUR	200	222,078

			490,524

Spain — 0.8%
Banco de Sabadell SA (5 year EUR Swap + 5.10%), 5.38%, 12/12/28(i)		400	484,483
Banco Santander SA, 2.13%, 02/08/28		500	583,280
Cirsa Finance International Sarl, 7.88%, 12/20/23(a)	USD	200	212,300
ContourGlobal Power Holdings SA, 4.13%, 08/01/25	EUR	100	115,643
Hipercor SA, 3.88%, 01/19/22		300	349,952

			1,745,658

Sweden — 0.1%
Verisure Holding AB, 3.50%, 05/15/23		144	162,416

Security		Par (000)	Value

Sweden (continued)
Verisure Midholding AB, 5.75%, 12/01/23	EUR	100	$112,265

			274,681

Ukraine — 0.4%
MHP Lux SA, 6.25%, 09/19/29(a)	USD	1,000	962,500

United Kingdom — 2.1%
AA Bond Co. Ltd., 4.25%, 07/31/43	GBP	100	124,354
Arqiva Broadcast Finance PLC, 6.75%, 09/30/23		100	131,094
Arrow Global Finance PLC, 5.13%, 09/15/24		240	293,370
B&M European Value Retail SA, 4.13%, 02/01/22		100	124,638
Barclays Bank PLC, 6.63%, 03/30/22	EUR	300	374,063
Barclays PLC:
(5 year EUR Swap + 2.45%), 2.63%, 11/11/25(i)		100	110,322
(5 year EUR Swap + 1.90%), 2.00%, 02/07/28(i)		300	324,134
4.84%, 05/09/28(d)	USD	500	522,417
Cabot Financial Luxembourg II SA (3 mo. EURIBOR + 6.38%), 6.38%, 06/14/24(b)	EUR	100	112,946
Cabot Financial Luxembourg SA, 7.50%, 10/01/23	GBP	100	127,392
CPUK Finance Ltd., 4.25%, 02/28/47		100	124,366
eG Global Finance PLC:
3.63%, 02/07/24	EUR	275	290,744
4.38%, 02/07/25		100	105,725
GKN Holdings Ltd., 5.38%, 09/19/22	GBP	100	133,778
HSBC Holdings PLC, 5.25%, 03/14/44(d)	USD	700	865,760
Ladbrokes Group Finance PLC:
5.13%, 09/16/22	GBP	7	8,608
5.13%, 09/08/23		200	262,693
Pinnacle Bidco PLC, 6.38%, 02/15/25		100	130,787
Premier Foods Finance PLC, 6.25%, 10/15/23		100	126,644
Stonegate Pub Co. Financing PLC (3 mo. LIBOR GBP + 6.25%), 7.03%, 03/15/22(b)		100	122,954
Tesco Corporate Treasury Services PLC, 1.38%, 10/24/23	EUR	100	112,365

			4,529,154

United States — 28.7%
Ambac Assurance Corp., 5.10%, 06/07/20(a)	USD	23	32,874
Ambac LSNI LLC (3 mo. LIBOR US + 5.00%), 7.10%, 02/12/23(a)(b)		540	545,593

6

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock 2022 Global Income Opportunity Trust (BGIO) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
American Airlines Group, Inc.:
5.00%, 06/01/22(a)(d)	USD	1,214	$1,260,557
4.87%, 04/22/25(l)		234	242,357
4.00%, 12/15/25(l)		179	181,023
Arconic, Inc., 6.75%, 01/15/28(d)		1,540	1,751,750
Ashton Woods USA LLC/Ashton Woods Finance Co., 9.88%, 04/01/27(a)		278	303,715
Axalta Coating Systems Dutch Holding B BV, 3.75%, 01/15/25	EUR	100	112,408
Bausch Health Cos., Inc.:
4.50%, 05/15/23		100	110,063
9.00%, 12/15/25(a)(d)	USD	844	947,390
Bristow Group, Inc., 8.75%, 03/01/23(a)(g)(h)		423	414,540
Bruin E&P Partners LLC, 8.88%, 08/01/23(a)		57	42,608
Caesars Entertainment Corp., 5.00%, 10/01/24(k)		248	421,177
Capitol Investment Merger Sub 2 LLC, 10.00%, 08/01/24(a)		312	323,700
Carlson Travel, Inc., 6.75%, 12/15/23(a)(d)		886	905,935
Carrizo Oil & Gas, Inc., 6.25%, 04/15/23(d)		210	198,975
Celgene Corp., 3.88%, 08/15/25		100	107,940
Centennial Resource Production LLC, 5.38%, 01/15/26(a)(d)		1,000	950,000
Charter Communications Operating LLC/Charter Communications Operating Capital, 5.05%, 03/30/29(d)		800	895,017
Cheniere Corpus Christi Holdings LLC, 5.88%, 03/31/25		400	445,052
Cheniere Energy Partners LP, 4.50%, 10/01/29(a)		193	197,584
Cheniere Energy, Inc., (4.88% PIK), 4.88%, 05/28/21(a)(e)(k)		661	674,365
Chesapeake Energy Corp., 7.00%, 10/01/24(d)		1,329	953,557
Citigroup, Inc., 6.68%, 09/13/43(d)		500	725,139
Clear Channel Worldwide Holdings, Inc., 5.13%, 08/15/27(a)		433	451,121
Commercial Metals Co., 5.38%, 07/15/27		95	96,188
Continental Resources, Inc., 5.00%, 09/15/22(d)		533	537,676
Crown European Holdings SA, 2.25%, 02/01/23	EUR	100	114,761
DaVita, Inc., 5.00%, 05/01/25(d)	USD	875	871,561
Diamond Sports Group LLC/Diamond Sports Finance Co., 5.38%, 08/15/26(a)		1,038	1,076,925

Security		Par (000)	Value

United States (continued)
Diamondback Energy, Inc., 4.75%, 11/01/24(d)	USD	513	$525,184
Energen Corp., 4.63%, 09/01/21		72	74,070
Equinix, Inc., 2.88%, 03/15/24	EUR	100	113,013
Five Point Operating Co. LP/Five Point Capital Corp., 7.88%, 11/15/25(a)(d)	USD	1,050	1,065,750
Ford Motor Credit Co. LLC:
3.02%, 03/06/24	EUR	230	263,416
5.58%, 03/18/24	USD	292	310,416
Forestar Group, Inc., 8.00%, 04/15/24(a)		488	527,040
Frontier Communications Corp.(a)(d):
8.50%, 04/01/26		1,500	1,499,850
8.00%, 04/01/27		914	965,184
Golden Entertainment, Inc., 7.63%, 04/15/26(a)		149	155,332
Goldman Sachs Group, Inc., 5.15%, 05/22/45(d)		700	830,761
Great Lakes Dredge & Dock Corp., 8.00%, 05/15/22		150	159,870
HCA, Inc.:
5.88%, 02/15/26(d)		1,540	1,721,412
5.88%, 02/01/29		48	53,915
Hertz Corp., 7.63%, 06/01/22(a)		643	669,524
Hertz Holdings Netherlands BV, 5.50%, 03/30/23	EUR	110	125,398
IQVIA, Inc., 3.25%, 03/15/25		100	111,720
Iron Mountain US Holdings, Inc., 5.38%, 06/01/26(a)(d)	USD	1,540	1,593,900
Iron Mountain, Inc., 3.00%, 01/15/25	EUR	100	111,396
Jagged Peak Energy LLC, 5.88%, 05/01/26(d)	USD	649	650,622
Kaiser Aluminum Corp., 5.88%, 05/15/24(d)		1,540	1,603,309
KB Home, 7.63%, 05/15/23		189	214,042
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.00%, 06/01/24(a)(d)		800	830,000
Mauser Packaging Solutions Holding Co.:
4.75%, 04/15/24	EUR	110	123,941
5.50%, 04/15/24(a)	USD	150	154,118
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc., 4.50%, 09/01/26(d)		1,600	1,696,000
MPT Operating Partnership LP/MPT Finance Corp., 3.33%, 03/24/25	EUR	100	120,307
Nexstar Escrow, Inc., 5.63%, 07/15/27(a)	USD	421	440,997
NGPL PipeCo LLC, 7.77%, 12/15/37(a)(d)		1,000	1,295,297
Outfront Media Capital LLC/Outfront Media Capital Corp., 5.63%, 02/15/24		3	3,086

7

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock 2022 Global Income Opportunity Trust (BGIO) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Owens-Brockway Glass Container, Inc., 6.38%, 08/15/25(a)(d)	USD	1,495	$1,584,700
Pacific Drilling SA, 8.38%, 10/01/23(a)		148	124,320
Panther BF Aggregator 2 LP/Panther Finance Co., Inc., 6.25%, 05/15/26(a)		42	44,205
Parsley Energy LLC/Parsley Finance Corp., 6.25%, 06/01/24(a)(d)		403	417,105
Post Holdings, Inc., 5.00%, 08/15/26(a)(d)		1,540	1,597,134
PulteGroup, Inc., 5.50%, 03/01/26		302	329,935
QEP Resources, Inc., 6.88%, 03/01/21		190	188,575
Quicken Loans, Inc., 5.75%, 05/01/25(a)(d)		1,638	1,689,187
Refinitiv US Holdings, Inc., 4.50%, 05/15/26	EUR	200	234,568
Sable Permian Resources Land LLC/AEPB Finance Corp., 13.00%, 11/30/20(a)(d)(g)(h)	USD	1,400	1,442,000
Sabre GLBL, Inc., 5.38%, 04/15/23(a)		400	408,000
Scientific Games International, Inc., 10.00%, 12/01/22(d)		740	769,600
SEACOR Holdings, Inc., 3.25%, 05/15/30		1,500	1,400,356
Sirius XM Radio, Inc., 4.63%, 07/15/24(a)		535	554,704
Sprint Corp., 7.88%, 09/15/23		787	864,488
Sunoco LP/Sunoco Finance Corp., Series WI, 4.88%, 01/15/23(d)		607	622,934
Talen Energy Supply LLC(a):
7.25%, 05/15/27(d)		730	741,899
6.63%, 01/15/28		386	379,245
Taylor Morrison Communities, Inc.(a):
5.88%, 06/15/27		366	401,685
5.75%, 01/15/28		1,287	1,396,395
Tenet Healthcare Corp.(a):
4.63%, 09/01/24		528	543,143
4.88%, 01/01/26		872	894,890
TransDigm, Inc.(d):
6.50%, 05/15/25		1,540	1,597,750
6.25%, 03/15/26(a)		512	549,760
Transocean Phoenix 2 Ltd., 7.75%, 10/15/24(a)(d)		1,239	1,294,755
TRI Pointe Group, Inc.:
4.88%, 07/01/21(d)		676	696,280
5.25%, 06/01/27		295	295,737
United Airlines Pass-Through Trust, Series 2019-2, Class B, 3.50%, 05/01/28		161	161,266
United Rentals North America, Inc., 4.88%, 01/15/28(d)		1,500	1,560,000
Venator Finance Sarl/Venator Materials LLC, 5.75%, 07/15/25(a)(d)		200	168,500
VeriSign, Inc., 4.75%, 07/15/27(d)		414	433,665

Security		Par (000)	Value

United States (continued)
VICI Properties 1 LLC/VICI FC, Inc., 8.00%, 10/15/23	USD	293	$319,790
Vistra Energy Corp., 5.88%, 06/01/23		28	28,602
Vistra Operations Co. LLC, 5.00%, 07/31/27(a)		450	463,356
Weekley Homes LLC/Weekley Finance Corp., 6.00%, 02/01/23(d)		1,500	1,495,650
William Lyon Homes, Inc., 6.63%, 07/15/27(a)(d)		853	884,987
WMG Acquisition Corp., 4.13%, 11/01/24	EUR	162	182,486
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.13%, 10/01/29(a)	USD	280	293,412
Zayo Group LLC/Zayo Capital, Inc., 5.75%, 01/15/27(a)(d)		832	850,554
Zekelman Industries, Inc., 9.88%, 06/15/23(a)		29	30,559

			61,836,598

Vietnam — 0.1%
Mong Doung Finacial Holdings BV, 5.13%, 05/07/29		250	252,812

Total Corporate Bonds — 64.4% (Cost — $139,313,974)			138,768,105

Floating Rate Loan Interests(b) — 10.8%

Canada — 0.7%
WestJet Airlines Ltd., Term Loan B, 08/06/26(m)		1,535	1,545,561

Luxembourg — 0.2%
Intelsat Jackson Holdings SA, 2017 Term Loan B4, (1 mo. LIBOR + 4.50%, 1.00% Floor), 6.55%, 01/02/24		430	434,856

Netherlands — 0.5%
Stars Group Holdings BV, 2018 USD Incremental Term Loan, (3 mo. LIBOR + 3.50%), 5.60%, 07/10/25		1,068	1,071,521

United Kingdom — 0.2%
Inmarsat Finance PLC, Term Loan B, 09/23/26(m)		324	318,683

United States — 9.2%
Acadia Healthcare Co., Inc., 2018 Term Loan B4, 02/16/23(m)		540	540,421
Advanced Drainage Systems, Inc., Term Loan B, 09/19/26(m)		42	42,157

8

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock 2022 Global Income Opportunity Trust (BGIO) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
AL Midcoast Holdings LLC, 2018 Term Loan B, (3 mo. LIBOR + 5.50%), 7.60%, 07/31/25	USD	376	$369,146
Allegiant Travel Co., Term Loan B, (3 mo. LIBOR + 4.50%), 6.71%, 02/05/24(l)		945	952,538
BCP Raptor II LLC, 1st Lien Term Loan, (1 mo. LIBOR + 4.75%), 6.79%, 11/03/25		401	359,223
Bristow Group, Inc., Prepetition Term Loan, (1 mo. LIBOR + 7.00%), 9.17%, 05/10/22(l)		238	236,767
California Resources Corp., 2017 1st Lien Term Loan, (1 mo. LIBOR + 4.75%, 1.00% Floor), 6.79%, 12/31/22		893	799,793
Circa Resort & Casino, Term Loan B, (6 mo. LIBOR + 8.00%), 10.04%, 07/02/25(l)		1,130	1,129,909
CITGO Holding, Inc., 2019 Term Loan B, (1 mo. LIBOR + 7.00%, 1.00% Floor), 9.04%, 07/24/23		400	407,000
CLGF Holdco 1 LLC, Term Loan, (3 mo. LIBOR + 5.00%), 7.25%, 12/20/19(l)		1,250	1,243,750
CSC Holdings LLC, 2019 Delayed Draw Term Loan, 04/27/27(l)(m)		248	247,995
Diamond Sports Group LLC, Term Loan, (1 mo. LIBOR + 3.25%), 5.30%, 08/24/26		872	876,360
Foundation Building Materials LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.00%), 5.04%, 08/13/25		561	560,062
Gates Global LLC, 2017 Repriced Term Loan B, (1 mo. LIBOR + 2.75%, 1.00% Floor), 4.79%, 04/01/24		1,556	1,530,182
Jeld-Wen, Inc., 2017 1st Lien Term Loan, (3 mo. LIBOR + 2.00%), 4.10%, 12/14/24		880	878,948
KAR Auction Services, Inc., 2019 Term Loan B6, (1 mo. LIBOR + 2.25%), 1.00%, 09/19/26		45	45,186
Lamar Media Corp., 2018 Term Loan B, 03/14/25(m)		34	33,953
PCI Gaming Authority, Term Loan, (1 mo. LIBOR + 3.00%), 5.04%, 05/29/26		458	460,142
PHI, Inc., Exit Term Loan B, (1 mo. LIBOR + 7.00%, 1.00% Floor), 9.04%, 09/04/24(l)		592	583,120
Pioneer Energy Services Corp., Term Loan, (1 mo. LIBOR + 7.75%, 1.00% Floor), 9.80%, 11/08/22(l)		1,504	1,428,800

Security		Par (000)	Value

United States (continued)
PLH Infrastructure Services, Inc., 2018 Term Loan, (3 mo. LIBOR + 6.00%), 8.21%, 08/07/23(l)	USD	321	$317,967
Ply Gem Midco, Inc., 2018 Term Loan, (1 mo. LIBOR + 3.75%), 5.79%, 04/12/25		1,456	1,422,753
Robertshaw US Holding Corp., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.25%, 1.00% Floor), 5.31%, 02/28/25(l)		848	769,149
Roundpoint Mortgage Servicing Corp., 2018 Term Loan, (3 mo. LIBOR + 3.38%), 5.48%, 08/08/20(l)		1,274	1,226,361
Scientific Games International, Inc., 2018 Term Loan B5, (2 mo. LIBOR + 2.75%), 4.88%, 08/14/24		1,556	1,541,707
SRS Distribution, Inc., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.25%), 5.29%, 05/23/25		158	154,175
Summit Materials Companies I LLC, 2017 Term Loan B, (1 mo. LIBOR + 2.00%), 4.04%, 11/21/24		850	850,684
TransDigm, Inc., 2018 Term Loan F, 06/09/23(m)		759	756,568
XPO Logistics, Inc., 2018 Term Loan B, 02/24/25(m)		136	136,182

			19,900,998

Total Floating Rate Loan Interests — 10.8% (Cost — $23,554,272)			23,271,619

Foreign Agency Obligations — 6.7%

Argentina — 0.0%
Argentine Republic Government International Bond, 6.88%, 04/22/21		153	74,970

Colombia — 1.1%
Colombia Government International Bond:
4.38%, 07/12/21		215	222,592
8.13%, 05/21/24		590	731,231
4.50%, 01/28/26(d)		671	731,809
3.88%, 04/25/27(d)		670	711,038

			2,396,670

Dominican Republic — 0.2%
Dominican Republic International Bond, 5.50%, 01/27/25		461	494,567

Egypt — 1.4%
Egypt Government International Bond:
5.75%, 04/29/20(d)		1,051	1,060,196
7.60%, 03/01/29(a)		256	270,640
7.60%, 03/01/29		350	370,016

9

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock 2022 Global Income Opportunity Trust (BGIO) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Egypt (continued)
6.38%, 04/11/31(a)	EUR	737	$835,174
8.50%, 01/31/47(a)	USD	488	517,432

			3,053,458

Indonesia — 0.8%
Indonesia Government International Bond:
4.75%, 01/08/26		200	220,687
4.10%, 04/24/28		200	215,875
Indonesia Treasury Bond:
8.38%, 09/15/26	IDR	8,525,000	640,914
6.13%, 05/15/28		10,559,000	686,949

			1,764,425

Maldives — 0.1%
Republic of Maldives Ministry of Finance and Treasury Bond, 7.00%, 06/07/22	USD	200	189,000

Mexico — 0.2%
Mexico Government International Bond, 4.15%, 03/28/27		320	339,040

Nigeria — 0.4%
Nigeria Government International Bond, 7.63%, 11/21/25(d)		860	942,775

Paraguay — 0.1%
Paraguay Government International Bond, 5.40%, 03/30/50(a)		250	282,969

Qatar — 1.1%
Qatar Government International Bond:
4.50%, 04/23/28		920	1,047,650
4.00%, 03/14/29(a)(d)		1,145	1,269,519

			2,317,169

Russia — 0.3%
Russian Foreign Bond — Eurobond:
4.75%, 05/27/26		400	437,625
4.25%, 06/23/27		200	212,600

			650,225

Saudi Arabia — 0.7%
Saudi Government International Bond:
4.38%, 04/16/29(a)		200	224,400

Security		Par (000)	Value

Saudi Arabia (continued)
4.50%, 04/17/30(d)	USD	1,200	$1,364,400

			1,588,800

South Africa — 0.1%
Republic of South Africa Government International Bond, 5.88%, 05/30/22		112	119,980

Sri Lanka — 0.1%
Sri Lanka Government International Bond, 7.85%, 03/14/29		200	201,250

Ukraine — 0.1%
Ukraine Government International Bond, 7.75%, 09/01/22		100	105,200

Total Foreign Agency Obligations — 6.7% (Cost — $13,927,371)			14,520,498

Non-Agency Mortgage-Backed Securities — 19.8%

Collateralized Mortgage Obligations — 2.5%
Alternative Loan Trust, Series 2007-AL1, Class A1, (1 mo. LIBOR US + 0.25%), 2.27%, 06/25/37(b)		791	648,358
ARI Investments LLC, 4.59%, 01/06/25(c)(l)		823	833,440
BCAP LLC Trust, Series 2012-RR3, Class 1A5, 6.60%, 12/26/37(a)(c)		1,042	993,067
MASTR Reperforming Loan Trust, Series 2005-1, Class 1A5, 8.00%, 08/25/34(a)		969	1,039,298
RALI Trust, Series 2006-QO6, Class A1, (1 mo. LIBOR US + 0.18%), 2.20%, 06/25/46(b)		2,978	1,168,091
Wells Fargo Mortgage Backed Securities Trust, Series 2008-AR1, Class A2, 4.74%, 03/25/38(c)		710	621,954

			5,304,208

Commercial Mortgage-Backed Securities — 17.3%
245 Park Avenue Trust, Series 2017-245P, Class E, 3.66%, 06/05/37(a)(c)		380	378,944
Arbor Realty Commercial Real Estate Notes Ltd., Series 2017-FL1, Class B, (1 mo. LIBOR US + 2.50%), 4.53%, 04/15/27(a)(b)		438	442,913
Atrium Hotel Portfolio Trust, Series 2017-ATRM, Class E, (1 mo. LIBOR US + 3.05%), 5.08%, 12/15/36(a)(b)		190	190,710
Bayview Commercial Asset Trust, Series 2007-6A, Class A4A, (1 mo. LIBOR + 1.50%), 3.52%, 12/25/37(a)(b)		2,000	1,902,195

10

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock 2022 Global Income Opportunity Trust (BGIO) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
BBCMS Mortgage Trust(a)(b):
Series 2017-DELC, Class F, (1 mo. LIBOR US + 3.50%), 5.53%, 08/15/36	USD	550	$550,343
Series 2018-TALL, Class D, (1 mo. LIBOR US + 1.45%), 3.48%, 03/15/37		500	499,998
BBCMS Trust(a):
Series 2015-STP, Class E, 4.28%, 09/10/28(c)		1,000	990,436
Series 2019-CLP, Class D, (1 mo. LIBOR US + 1.73%), 3.76%, 12/15/31(b)		424	421,863
Benchmark Mortgage Trust, Series 2018-B7, Class C, 5.02%, 05/15/53(c)		1,000	1,138,597
BX Commercial Mortgage Trust, Series 2018-IND, Class H, (1 mo. LIBOR US + 3.00%), 5.03%, 11/15/35(a)(b)		785	786,999
BXP Trust, Series 2017-CC(a)(c):
Class D, 3.67%, 08/13/37		180	185,239
Class E, 3.67%, 08/13/37		350	351,517
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class E, (1 mo. LIBOR US + 2.15%), 4.18%, 12/15/37(a)(b)		633	637,736
CCRE Commercial Mortgage Trust, Series 2019-FAX, Class E, 4.64%, 01/15/39(c)		1,000	1,095,180
CFCRE Commercial Mortgage Trust, Class C(c):
Series 2011-C1, 6.27%, 04/15/44(a)		1,000	1,046,227
Series 2016-C3, 4.76%, 01/10/48		1,000	1,076,049
Citigroup Commercial Mortgage Trust(c):
Series 2015-GC27, Class C, 4.43%, 02/10/48		1,000	1,036,168
Series 2016-C1, Class C, 4.95%, 05/10/49		534	594,088
Series 2016-C1, Class D, 4.95%, 05/10/49(a)		1,000	1,046,768
Series 2016-P3, Class D, 2.80%, 04/15/49(a)		500	442,748
CLNS Trust, Series 2017-IKPR, Class E, (1 mo. LIBOR US + 3.50%), 5.43%, 06/11/32(a)(b)		790	790,490
COMM Mortgage Trust, Series 2015-CR23(a)(c):
Class CMC, 3.68%, 05/10/48		1,000	1,002,571
Class CMD, 3.68%, 05/10/48		1,150	1,151,887
Class CME, 3.68%, 05/10/48		600	599,871

Security		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
Core Industrial Trust, Series 2015-WEST, Class E, 4.23%, 02/10/37(a)(c)	USD	1,000	$1,100,638
DBGS Mortgage Trust, Series 2019-1735, Class F, 4.19%, 04/10/37(a)(c)		499	492,479
DBJPM Mortgage Trust, Series 2017-C6, Class XD, 1.00%, 06/10/50(c)		11,000	667,810
DBUBS Mortgage Trust(a)(c):
Series 2011-LC1A, Class E, 5.70%, 11/10/46		1,000	1,036,004
Series 2017-BRBK, Class F, 3.53%, 10/10/34		390	387,949
GS Mortgage Securities Corp. Trust, Series 2017-500K(a)(b):
Class D, (1 mo. LIBOR US + 1.30%), 3.33%, 07/15/32		120	120,038
Class E, (1 mo. LIBOR US + 1.50%), 3.53%, 07/15/32		240	240,300
Class F, (1 mo. LIBOR US + 1.80%), 3.83%, 07/15/32		10	10,025
Class G, (1 mo. LIBOR US + 2.50%), 4.53%, 07/15/32		70	69,432
GS Mortgage Securities Trust, Series 2017-GS7(a):
Class D, 3.00%, 08/10/50		375	358,501
Class E, 3.00%, 08/10/50		300	279,979
JPMBB Commercial Mortgage Securities Trust, Series 2015-C33, Class D1, 4.27%, 12/15/48(a)(c)		1,619	1,623,318
JPMCC Commercial Mortgage Securities Trust, Series 2017-JP5, Class D, 4.80%, 03/15/50(a)(c)		1,240	1,304,828
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT, Class FFX, 5.54%, 07/05/33(a)		250	259,416
LSTAR Commercial Mortgage Trust, Series 2017-5(a)(c):
Class C, 4.87%, 03/10/50		1,000	1,051,480
Class X, 1.09%, 03/10/50		12,249	508,911
MAD Mortgage Trust, Series 2017-330M(a)(c):
Class D, 4.11%, 08/15/34		130	133,187
Class E, 4.17%, 08/15/34		180	180,573
Morgan Stanley Bank of America Merrill Lynch Trust, Class D:
Series 2015-C23, 4.27%, 07/15/50(a)(c)		1,000	1,005,554
Series 2015-C25, 3.07%, 10/15/48		39	37,844
Morgan Stanley Capital I Trust:
Series 2017-H1, Class D, 2.55%, 06/15/50(a)		1,010	918,793
Series 2017-H1, Class XD, 2.36%, 06/15/50(a)(c)		8,625	1,252,264

11

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock 2022 Global Income Opportunity Trust (BGIO) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
Series 2018-H4, Class C, 5.24%, 12/15/51(c)	USD	711	$819,358
Series 2018-MP, Class E, 4. 28%, 07/11/40(a)(c)		250	252,994
Series 2018-SUN, Class F, (1 mo. LIBOR US + 2.55%), 4.58%, 07/15/35(a)(b)		220	219,998
Series 2019-AGLN, Class F, (1 mo. LIBOR US + 2.60%), 4.63%, 03/15/34(a)(b)		1,000	999,998
Natixis Commercial Mortgage Securities Trust, Series 2017-75B, Class E, 4.06%, 04/09/37(a)(c)		170	164,227
Olympic Tower Mortgage Trust, Series 2017-OT(a)(c):
Class D, 3.95%, 05/10/39		140	148,177
Class E, 3.95%, 05/10/39		190	195,429
RAIT Trust, Series 2017-FL7, Class C, (1 mo. LIBOR US + 2.50%), 4.53%, 06/15/37(a)(b)		260	257,427
US 2018-USDC, Series 2018-USDC, Class E, 4.64%, 05/13/38(a)(c)		770	813,325
Wells Fargo Commercial Mortgage Trust:
Series 2015-NXS4, Class D, 3.75%, 12/15/48(c)		305	309,822
Series 2016-C37, Class C, 4.64%, 12/15/49(c)		1,000	1,078,336
Series 2016-NXS5, Class D, 5.04%, 01/15/59(c)		500	533,380
Series 2018-BXI, Class E, (1 mo. LIBOR US + 2.16%), 4.18%, 12/15/36(a)(b)		99	99,047

			37,290,378

Total Non-Agency Mortgage-Backed Securities — 19.8% (Cost — $40,060,302)			42,594,586

Preferred Securities — 4.7%

Capital Trusts — 4.7%

Belgium — 0.1%
Solvay Finance SA, 5.43%(i)(j)	EUR	140	175,150

China(i)(j) — 0.3%
Agile Group Holdings Ltd., 6.88%	USD	200	194,687
King Talent Management Ltd., 5.60%		200	174,312

Security		Par (000)	Value

China (continued)
Yancoal International Resources Development Co. Ltd., 5.75%	USD	235	$236,582

			605,581

Denmark — 0.4%
Orsted A/S, 2.25%, 11/24/17(i)	EUR	800	919,918

France — 1.6%
AXA SA, 3.25%, 05/28/49(i)		700	863,233
Electricite de France SA, 5.38%(i)(j)		100	124,527
Engie SA, 3.25%(i)(j)		700	839,643
Societe Generale SA, 5.63%, 11/24/45	USD	700	836,412
TOTAL SA, 3.37%(i)(j)	EUR	600	751,237

			3,415,052

Germany(i)(j) — 0.6%
ATF Netherlands BV, 3.75%		200	230,441
Volkswagen International Finance NV:
3.88%		500	578,355
4.63%		300	362,234
Series NC6, 3.38%		100	114,270

			1,285,300

Hong Kong — 0.1%
FWD Ltd., 5.50%(i)(j)	USD	200	189,694

South Korea — 0.1%
KDB Life Insurance Co. Ltd., 7.50%(i)(j)		200	197,812

Spain(i)(j) — 0.8%
Ferrovial Netherlands BV, 2.12%	EUR	100	106,300
Iberdrola International BV, 3.25%		200	238,421
Naturgy Finance BV, 4.13%		100	118,583
Repsol International Finance BV, 3.88%		100	114,172
Telefonica Europe BV:
2.88%		100	109,737
3.75%		400	460,613
3.88%		500	584,506
4.38%		100	119,837

			1,852,169

Switzerland(i) — 0.4%
Argentum Netherlands BV for Swiss Re Ltd., 5.75%, 08/15/50	USD	500	547,820
Holcim Finance Luxembourg SA, 4.13%,(j)	EUR	200,000	228,700

			776,520

United Kingdom — 0.1%
NGG Finance PLC, 1.63%, 12/31/49(i)		100	108,317
Vodafone Group PLC, 3.10%, 11/24/45(c)		100	115,317

			223,634

12

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock 2022 Global Income Opportunity Trust (BGIO) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States — 0.2%
Belden, Inc., 4.13%, 10/15/26	EUR	100	$115,980
SES SA, 5.63%(i)(j)		200	245,662

			361,642

Total Capital Trusts — 4.7% (Cost — $9,646,892)			10,002,472

Total Preferred Securities — 4.7% (Cost — $9,646,892)			10,002,472

U.S. Government Sponsored Agency Securities — 0.8%

Collateralized Mortgage Obligations — 0.6%
Fannie Mae Connecticut Avenue Securities, Series 2017-C03, Class 1M2, (1 mo. LIBOR US + 3.00%), 5.02%, 10/25/29(b)	USD	106	110,357
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2017-DNA2, Class B1, (1 mo. LIBOR US + 5.15%), 7.17%, 10/25/29(b)		1,000	1,152,763

			1,263,120

Commercial Mortgage-Backed Securities — 0.2%
FREMF Mortgage Trust, Series 2017-KGX1, Class BFX, 3.71%, 10/25/27(a)(c)		500	500,980

Total U.S. Government Sponsored Agency Securities — 0.8% (Cost — $1,578,706)			1,764,100

Total Long-Term Investments — 124.3% (Cost — $265,587,405)			267,839,699

Security		Par (000)	Value

Short-Term Securities — 4.0%

Foreign Agency Obligations — 0.4%
Egypt Treasury Bills(n):
17.20%, 05/26/20	EGP	3,400	$188,608
17.60%, 05/26/20		11,650	646,260

Total Foreign Agency Obligations — 0.4% (Cost — $817,879)			834,868

		Shares

Money Market Funds — 3.6%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.81%(o)(p)		7,844,688	7,844,688

Total Money Market Funds — 3.6% (Cost — $7,844,688)			7,844,688

Total Short-Term Securities — 4.0% (Cost — $8,662,567)			8,679,556

Total Investments — 128.3% (Cost — $274,249,972)			276,519,255

Liabilities in Excess of Other Assets — (28.3)%			(61,012,230)

Net Assets — 100.0%			$215,507,025

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is the rate in effect as of period end.
(c)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(d)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(e)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(f)	When-issued security.
(g)	Non-income producing security.
(h)	Issuer filed for bankruptcy and/or is in default.
(i)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(j)	Perpetual security with no stated maturity date.
(k)	Convertible security.
(l)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(m)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(n)	Rates are discount rates or a range of discount rates as of period end.
(o)	Annualized 7-day yield as of period end.

13

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock 2022 Global Income Opportunity Trust (BGIO)

(p)

During the period ended September 30, 2019, investments in issuers considered to be an affiliate/affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 12/31/18	Net Activity	Shares Held at 09/30/19	Value at 09/30/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	2,363,454	5,481,234	7,844,688	$7,844,688	$87,018	$—	$—

(a)	Includes net capital gain distributions, if applicable.

For Trust compliance purposes, the industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Currency Abbreviations

ARS — Argentine Peso

EGP — Egyptian Pound

EUR — Euro

GBP — British Pound

HKD — Hong Kong Dollar

IDR — Indonesian Rupiah

USD — U.S. Dollar

Portfolio Abbreviations

ABS — Asset-Backed Security

CLO — Collateralized Loan Obligation

CME — Chicago Mercantile Exchange

CR — Custodian Receipt

EURIBOR — Euro Interbank Offered Rate

LIBOR — London Interbank Offered Rate

OTC — Over-the-Counter

PIK — Payment-In-Kind

Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements
Credit Suisse Securities (USA) LLC	2.15%	02/26/19	Open	$590,480	$599,860	Foreign Agency Obligations	Open/Demand
Goldman Sachs & Co. LLC	2.25	03/11/19	Open	653,689	662,808	Foreign Agency Obligations	Open/Demand
Barclays Capital, Inc.	0.50	04/09/19	Open	158,813	159,769	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.00	04/09/19	Open	960,351	971,942	Foreign Agency Obligations	Open/Demand
Barclays Capital, Inc.	2.00	04/09/19	Open	1,063,200	1,076,032	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.15	04/09/19	Open	727,371	736,678	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.15	04/09/19	Open	1,173,000	1,188,008	Foreign Agency Obligations	Open/Demand
Barclays Capital, Inc.	2.25	04/09/19	Open	548,750	556,036	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.25	04/09/19	Open	558,750	566,169	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.50	04/09/19	Open	861,880	874,365	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.50	04/09/19	Open	1,115,625	1,131,786	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.50	04/09/19	Open	1,185,679	1,202,855	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.50	04/09/19	Open	930,037	943,510	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.50	04/09/19	Open	146,250	148,369	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.50	04/09/19	Open	462,000	468,693	Corporate Bonds	Open/Demand

14

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock 2022 Global Income Opportunity Trust (BGIO)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements
Barclays Capital, Inc.	2.50%	04/09/19	Open	$980,625	$994,830	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.50	04/09/19	Open	725,000	735,502	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.55	04/09/19	Open	662,008	671,758	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.20	04/10/19	Open	675,938	684,957	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.20	04/10/19	Open	696,500	705,594	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.40	04/10/19	Open	626,145	634,862	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.40	04/10/19	Open	1,106,381	1,123,370	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.40	04/10/19	Open	1,847,500	1,873,927	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.40	04/10/19	Open	867,116	880,431	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.40	04/10/19	Open	878,062	890,497	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.40	04/10/19	Open	847,500	860,514	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.40	04/10/19	Open	582,112	591,190	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.40	04/10/19	Open	815,120	826,468	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.40	04/10/19	Open	1,002,140	1,016,810	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.40	04/10/19	Open	1,391,250	1,411,284	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.40	04/10/19	Open	136,688	138,486	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.40	04/10/19	Open	480,000	486,660	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.40	04/10/19	Open	834,505	846,123	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.40	04/10/19	Open	485,696	492,435	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.40	04/10/19	Open	635,400	644,246	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.40	04/10/19	Open	1,300,950	1,319,684	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.40	04/10/19	Open	1,270,750	1,290,567	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.40	04/18/19	Open	780,700	791,487	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	2.25	05/07/19	Open	405,950	410,063	Foreign Agency Obligations	Open/Demand
BNP Paribas S.A.	2.40	07/05/19	Open	1,133,573	1,141,592	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.40	07/18/19	Open	633,150	637,108	Foreign Agency Obligations	Open/Demand
BNP Paribas S.A.	2.40	08/16/19	Open	477,090	478,696	Corporate Bonds	Open/Demand
Citigroup Global Markets, Inc.	1.50	08/21/19	Open	794,430	795,754	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.29	08/28/19	Open	838,250	840,196	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.29	08/28/19	Open	820,000	821,904	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.29	08/28/19	Open	815,500	817,393	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.55	08/28/19	Open	421,875	422,955	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.55	08/28/19	Open	708,750	710,564	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.55	08/28/19	Open	765,000	766,958	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.55	08/28/19	Open	1,309,000	1,312,351	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.55	08/28/19	Open	1,280,094	1,283,370	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.55	08/28/19	Open	952,000	954,437	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.55	08/28/19	Open	1,282,050	1,285,332	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.55	08/28/19	Open	1,052,500	1,055,194	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.55	08/28/19	Open	842,500	844,657	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.55	08/28/19	Open	1,285,900	1,289,192	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.55	08/28/19	Open	1,407,175	1,410,777	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.55	08/28/19	Open	1,305,150	1,308,491	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.55	08/28/19	Open	687,440	689,200	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.55	08/28/19	Open	1,391,775	1,395,338	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.55	08/28/19	Open	352,418	353,320	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.55	08/28/19	Open	335,498	336,356	Corporate Bonds	Open/Demand

15

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock 2022 Global Income Opportunity Trust (BGIO)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements
RBC Capital Markets LLC	2.55%	08/28/19	Open	$1,354,000	$1,357,466	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.55	08/28/19	Open	1,299,375	1,302,701	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.55	08/28/19	Open	525,690	527,036	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.35	08/29/19	Open	848,085	850,039	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.50	08/29/19	Open	715,901	717,646	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.50	08/29/19	Open	644,015	645,585	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.50	08/29/19	Open	554,800	556,152	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.50	08/29/19	Open	740,340	742,145	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.50	08/29/19	Open	686,000	687,672	Corporate Bonds	Open/Demand

				$59,429,235	$59,946,202

(a)	Certain agreements have no stated maturity and can be terminated by either party at any time.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
2-Year U.S. Treasury Note	593	12/31/19	$127,792	$(96,032)

Short Contracts
10-Year U.S. Ultra Long Treasury Bond	106	12/19/19	15,095	61,107
U.S. Ultra Treasury Bond	9	12/19/19	1,727	39,613
5-Year U.S. Treasury Note	191	12/31/19	22,757	(12,229)

				88,491

				$(7,541)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	105,026	EUR	95,000	Bank of America N.A.	10/03/19	$1,473
USD	443,880	EUR	404,000	Citibank N.A.	10/03/19	3,507
USD	250,864	EUR	227,000	Deutsche Bank AG	10/03/19	3,427
USD	17,570,376	EUR	15,942,000	State Street Bank and Trust Co.	10/03/19	193,068
USD	110,203	EUR	100,000	UBS AG	10/03/19	1,200
USD	1,313,133	EUR	1,197,157	UBS AG	10/03/19	8,192
USD	1,734,771	ARS	81,256,674	JPMorgan Chase Bank N.A.	10/09/19	359,935
USD	813,545	EUR	737,000	HSBC Bank USA N.A.	10/09/19	9,824
USD	721,381	EUR	653,000	State Street Bank and Trust Co.	10/09/19	9,265
USD	442,504	EUR	403,000	JPMorgan Chase Bank N.A.	11/05/19	2,131

						592,022

USD	1,467,569	GBP	1,202,000	Standard Chartered Bank	10/03/19	(10,411)
USD	460,963	HKD	3,612,751	Bank of America N.A.	12/12/19	(342)

						(10,753)

						$581,269

16

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock 2022 Global Income Opportunity Trust (BGIO)

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Counterparty	Termination Date	Credit Rating (a)	Notional Amount (000) (b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.9	3.00%	Monthly	Morgan Stanley & Co. International PLC	09/17/58	N/R	USD	5,000	$(134,901)	$(532,069)	$397,168
CMBX.NA.9	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	N/R	USD	3,000	(80,941)	(315,415)	234,474

								$(215,842)	$(847,484)	$631,642

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	$—	$36,918,319	$—	$36,918,319
Corporate Bonds(a)	557,003	137,787,722	423,380	138,768,105
Floating Rate Loan Interests(a)	—	15,135,263	8,136,356	23,271,619
Foreign Agency Obligations	—	14,520,498	—	14,520,498
Non-Agency Mortgage-Backed Securities(b)	—	41,761,146	833,440	42,594,586
Preferred Securities(a)	—	10,002,472	—	10,002,472
U.S. Government Sponsored Agency Securities	—	1,764,100	—	1,764,100
Short-Term Securities:
Foreign Agency Obligations	—	834,868	—	834,868
Money Market Funds	7,844,688	—	—	7,844,688

	$8,401,691	$258,724,388	$9,393,176	$276,519,255

Derivative Financial Instruments(c)
Assets:
Credit contracts	$—	$631,642	$—	$631,642
Forward foreign currency contracts	—	592,022	—	592,022
Interest rate contracts	100,720	—	—	100,720
Liabilities:
Forward foreign currency contracts	—	(10,753)	—	(10,753)
Interest rate contracts	(108,261)	—	—	(108,261)

	$(7,541)	$1,212,911	$—	$1,205,370

(a)	See above Schedule of Investments for values in each country or political subdivision. Investments categorized as Level 1,2 and 3 are included in country or political subdivision.
(b)	See above Schedule of Investments for values in each Security type. Investments categorized as Level 2 and 3 are included in Security type.
(c)

Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

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Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock 2022 Global Income Opportunity Trust (BGIO)

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial statement purposes. As of period end, reverse repurchase agreements of $59,946,202 are categorized as Level 2 within the disclosure hierarchy.

A reconciliation of Level 3 investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset- Backed Securities	Corporate Bonds	Floating Rate Loan Interests	Non-Agency Mortgage- Backed Securities	Total
Assets:
Opening balance, as of December 31, 2018	$1,922,478	$257,000	$7,867,669	$1,228,227	$11,275,374
Transfers into Level 3	—	—	775,006	—	775,006
Transfers out of Level 3(a)	—	—	(1,861,299)	(346,174)	(2,207,473)
Accrued discounts/premiums	—	—	24,073	—	24,073
Net realized gain (loss)	(25,399)	—	1,877	—	(23,522)
Net change in unrealized appreciation (depreciation)(b)	(2,101)	10,218	(12,164)	—	(4,047)
Purchases	—	179,000	4,551,821	—	4,730,821
Sales	(1,894,978)	(22,838)	(3,210,627)	(48,613)	(5,177,056)

Closing balance, as of September 30, 2019	$—	$423,380	$8,136,356	$833,440	$9,393,176

Net change in unrealized appreciation (depreciation) on investments still held at September 30, 2019(b)	$—	$10,218	$(12,164)	$—	$(1,946)

(a)

As of December 31, 2018, the Trust used significant unobservable inputs in determining the value of certain investments. As of September 30, 2019, the Trust used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the disclosure hierarchy.

(b)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2019 is generally due to investments no longer held or categorized as Level 3 at period end.

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